UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05482

DWS High Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2014 (Unaudited)

DWS High Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 113.6%
Consumer Discretionary 16.3%
AMC Entertainment, Inc., 144A, 5.875%, 2/15/2022		260,000	263,250
AMC Networks, Inc., 7.75%, 7/15/2021		90,000	102,150
AmeriGas Finance LLC:
6.75%, 5/20/2020		545,000	594,050
7.0%, 5/20/2022		415,000	453,387
APX Group, Inc.:
6.375%, 12/1/2019		220,000	226,875
144A, 8.75%, 12/1/2020		35,000	36,400
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		295,000	332,612
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		350,000	379,750
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		350,000	349,125
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		215,000	217,150
8.25%, 1/15/2019		270,000	290,587
BC Mountain LLC, 144A, 7.0%, 2/1/2021		210,000	208,950
Block Communications, Inc., 144A, 7.25%, 2/1/2020		445,000	475,037
Boyd Gaming Corp., 9.0%, 7/1/2020		165,000	179,438
Cablevision Systems Corp., 8.0%, 4/15/2020		70,000	82,425
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		435,000	417,600
9.0%, 2/15/2020		265,000	257,713
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		245,000	262,150
CCO Holdings LLC:
6.5%, 4/30/2021		175,000	187,031
6.625%, 1/31/2022		510,000	549,525
7.0%, 1/15/2019		125,000	132,344
7.375%, 6/1/2020		65,000	71,175
8.125%, 4/30/2020		75,000	82,125
Century Intermediate Holding Co. 2, 144A, 9.75%, 2/15/2019 (PIK)		130,000	136,825
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		415,000	413,962
144A, 6.375%, 9/15/2020		1,205,000	1,274,287
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		85,000	83,300
Clear Channel Communications, Inc., 11.25%, 3/1/2021		150,000	167,625
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		270,000	285,525
Series B, 6.5%, 11/15/2022		390,000	415,350
Series A, 7.625%, 3/15/2020		65,000	69,875
Series B, 7.625%, 3/15/2020		1,655,000	1,791,537
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,000
Crown Media Holdings, Inc., 10.5%, 7/15/2019		155,000	175,925
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		200,000	216,000
DBP Holding Corp., 144A, 7.75%, 10/15/2020		125,000	121,563
Delphi Corp., 5.0%, 2/15/2023		305,000	325,206
DISH DBS Corp.:
4.25%, 4/1/2018		320,000	332,800
4.625%, 7/15/2017		190,000	201,638
5.0%, 3/15/2023		415,000	411,887
6.75%, 6/1/2021		80,000	89,600
GLP Capital LP, 144A, 4.375%, 11/1/2018		115,000	119,313
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		220,000	191,950
Harron Communications LP, 144A, 9.125%, 4/1/2020		465,000	525,450
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		175,000	186,813
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		410,000	429,475
L Brands, Inc., 7.0%, 5/1/2020		185,000	211,363
Lamar Media Corp., 144A, 5.375%, 1/15/2024		195,000	201,338
Libbey Glass, Inc., 6.875%, 5/15/2020		130,000	140,725
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		410,000	449,975
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		265,000	282,887
Mediacom Broadband LLC, 6.375%, 4/1/2023		465,000	490,575
Mediacom LLC, 7.25%, 2/15/2022		125,000	135,625
MGM Resorts International:
6.625%, 12/15/2021		635,000	696,912
6.75%, 10/1/2020		95,000	104,975
7.5%, 6/1/2016		105,000	117,075
7.625%, 1/15/2017		290,000	329,875
8.625%, 2/1/2019		975,000	1,165,125
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		230,000	239,200
Netflix, Inc., 144A, 5.75%, 3/1/2024		195,000	202,800
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		165,000	177,375
PNK Finance Corp., 144A, 6.375%, 8/1/2021		290,000	303,050
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	222,750
Regal Entertainment Group, 9.125%, 8/15/2018		108,000	116,853
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		475,000	536,750
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		140,000	140,700
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		340,000	377,400
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		125,000	137,188
Sirius XM Holdings, Inc., 144A, 5.875%, 10/1/2020		250,000	263,125
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		340,000	348,500
Starz LLC, 5.0%, 9/15/2019		175,000	181,781
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		270,000	267,300
UCI International, Inc., 8.625%, 2/15/2019		125,000	120,313
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,020,000	1,055,700
144A, 7.5%, 3/15/2019		515,000	560,062
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	802,740
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		1,560,000	1,677,000
144A, 7.875%, 11/1/2020		140,000	155,050
144A, 8.5%, 5/15/2021		75,000	83,344
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		220,000	250,250
Visant Corp., 10.0%, 10/1/2017		235,000	227,363
Visteon Corp., 6.75%, 4/15/2019		163,000	171,761

			27,086,560
Consumer Staples 4.3%
B&G Foods, Inc., 4.625%, 6/1/2021		285,000	283,931
Big Heart Pet Brands, 7.625%, 2/15/2019		301,000	313,416
Chiquita Brands International, Inc., 7.875%, 2/1/2021		93,000	102,486
Constellation Brands, Inc., 7.25%, 9/1/2016		930,000	1,053,225
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		395,000	419,688
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		630,000	666,225
144A, 8.25%, 2/1/2020		180,000	197,100
Pilgrim's Pride Corp., 7.875%, 12/15/2018		160,000	173,200
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		765,000	798,600
6.875%, 2/15/2021		580,000	630,750
7.125%, 4/15/2019		1,545,000	1,643,494
8.25%, 2/15/2021		120,000	131,100
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		265,000	282,225
Smithfield Foods, Inc., 6.625%, 8/15/2022		215,000	232,200
U.S. Foods, Inc., 8.5%, 6/30/2019		215,000	233,006

			7,333,896
Energy 17.1%
Access Midstream Partners LP:
4.875%, 5/15/2023		390,000	397,800
6.125%, 7/15/2022		380,000	412,300
Antero Resources Finance Corp.:
144A, 5.375%, 11/1/2021		255,000	260,738
7.25%, 8/1/2019		198,000	212,850
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		220,000	229,350
6.75%, 11/1/2020		495,000	523,462
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		795,000	866,550
8.625%, 10/15/2020		115,000	124,488
Chaparral Energy, Inc., 7.625%, 11/15/2022		195,000	211,575
Chesapeake Energy Corp.:
3.25%, 3/15/2016		535,000	539,012
7.25%, 12/15/2018		1,490,000	1,754,475
9.5%, 2/15/2015		495,000	532,744
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		235,000	249,100
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		295,000	318,600
Crestwood Midstream Partners LP, 144A, 6.125%, 3/1/2022		190,000	198,550
Crosstex Energy LP:
7.125%, 6/1/2022		90,000	103,500
8.875%, 2/15/2018		345,000	362,250
Denbury Resources, Inc., 4.625%, 7/15/2023		145,000	136,663
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		425,000	454,750
El Paso LLC, 7.25%, 6/1/2018		455,000	519,362
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		350,000	369,250
EP Energy LLC:
6.875%, 5/1/2019		395,000	426,106
7.75%, 9/1/2022		225,000	253,688
9.375%, 5/1/2020		90,000	104,175
EV Energy Partners LP, 8.0%, 4/15/2019		985,000	1,014,550
Halcon Resources Corp.:
8.875%, 5/15/2021		425,000	432,437
9.75%, 7/15/2020		175,000	184,188
144A, 9.75%, 7/15/2020		265,000	278,581
Holly Energy Partners LP, 6.5%, 3/1/2020		125,000	131,875
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	496,125
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		440,000	453,200
Linn Energy LLC:
6.5%, 5/15/2019		1,390,000	1,449,075
144A, 7.0%, 11/1/2019		635,000	661,987
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		240,000	253,200
144A, 7.0%, 3/31/2024		615,000	645,750
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		845,000	893,587
10.75%, 10/1/2020		550,000	603,625
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		350,000	356,125
Newfield Exploration Co., 5.75%, 1/30/2022		225,000	242,438
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		665,000	708,225
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		180,000	194,400
144A, 6.875%, 3/15/2022		505,000	547,925
6.875%, 1/15/2023		135,000	146,813
7.25%, 2/1/2019		415,000	446,125
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		430,000	439,675
7.5%, 11/1/2019		505,000	544,137
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		285,000	288,562
QEP Resources, Inc., 5.25%, 5/1/2023		90,000	89,775
Regency Energy Partners LP, 5.875%, 3/1/2022		35,000	36,400
Sabine Pass Liquefaction LLC:
144A, 5.625%, 4/15/2023		165,000	162,113
144A, 5.875%, 2/1/2021		740,000	758,500
Samson Investment Co., 144A, 10.75%, 2/15/2020		180,000	200,025
SandRidge Energy, Inc., 7.5%, 3/15/2021		545,000	576,337
SESI LLC:
6.375%, 5/1/2019		245,000	261,538
7.125%, 12/15/2021		795,000	882,450
Swift Energy Co., 7.875%, 3/1/2022		300,000	307,500
Talos Production LLC, 144A, 9.75%, 2/15/2018		410,000	430,500
Tesoro Corp.:
4.25%, 10/1/2017		235,000	247,338
5.375%, 10/1/2022		165,000	170,363
Ultra Petroleum Corp., 144A, 5.75%, 12/15/2018		110,000	115,225
Venoco, Inc., 8.875%, 2/15/2019		305,000	307,287
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	213,000
Whiting Petroleum Corp., 5.0%, 3/15/2019		315,000	333,112
Woodbine Holdings LLC, 12.0%, 5/15/2016		1,170,000	1,240,200
WPX Energy, Inc., 5.25%, 1/15/2017		1,015,000	1,089,856

			28,395,462
Financials 9.4%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		790,000	861,100
Ally Financial, Inc.:
3.5%, 1/27/2019		885,000	891,637
5.5%, 2/15/2017		1,540,000	1,682,450
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		920,000	927,360
CIT Group, Inc.:
3.875%, 2/19/2019		1,310,000	1,328,178
4.25%, 8/15/2017		560,000	587,300
5.0%, 5/15/2017		230,000	246,675
5.25%, 3/15/2018		645,000	699,825
Credit Agricole SA, 144A, 7.875%, 1/29/2049		395,000	424,131
E*TRADE Financial Corp.:
6.375%, 11/15/2019		759,000	823,515
6.75%, 6/1/2016		385,000	416,762
Hellas Telecommunications Finance, 144A, 8.282% **, 7/15/2015 (PIK) *	EUR	294,810	0
International Lease Finance Corp.:
2.193% **, 6/15/2016		755,000	760,927
3.875%, 4/15/2018		805,000	828,144
5.75%, 5/15/2016		1,215,000	1,312,200
6.25%, 5/15/2019		345,000	387,435
8.625%, 1/15/2022		350,000	436,625
8.75%, 3/15/2017		685,000	809,156
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		335,000	351,750
(REIT), 6.875%, 5/1/2021		305,000	330,163
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		190,000	199,975
144A, 5.875%, 3/15/2022		310,000	325,500
Societe Generale SA, 144A, 7.875%, 12/29/2049		980,000	1,043,700

			15,674,508
Health Care 13.8%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		130,000	135,525
7.75%, 2/15/2019		565,000	610,200
Biomet, Inc.:
6.5%, 8/1/2020		380,000	409,925
6.5%, 10/1/2020		110,000	117,288
Community Health Systems, Inc.:
5.125%, 8/15/2018		3,440,000	3,642,100
144A, 5.125%, 8/1/2021		65,000	67,275
144A, 6.875%, 2/1/2022		260,000	276,575
7.125%, 7/15/2020		1,830,000	1,999,275
Endo Finance Co., 144A, 5.75%, 1/15/2022		260,000	268,450
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		250,000	269,375
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		190,000	203,300
144A, 6.5%, 9/15/2018		125,000	140,625
HCA, Inc.:
5.875%, 3/15/2022		315,000	344,138
6.5%, 2/15/2020		3,645,000	4,114,294
7.5%, 2/15/2022		460,000	533,600
7.875%, 2/15/2020		855,000	914,850
8.5%, 4/15/2019		335,000	351,750
Hologic, Inc., 6.25%, 8/1/2020		230,000	244,375
IMS Health, Inc., 144A, 6.0%, 11/1/2020		275,000	294,250
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		325,000	340,031
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		395,000	427,587
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		171,000	191,520
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		195,000	208,650
Tenet Healthcare Corp.:
4.375%, 10/1/2021		460,000	454,250
4.5%, 4/1/2021		50,000	49,875
6.25%, 11/1/2018		1,200,000	1,329,000
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, 8/15/2018		4,155,000	4,580,887
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		430,000	460,100

			22,979,070
Industrials 11.8%
Accuride Corp., 9.5%, 8/1/2018		175,000	178,500
ADT Corp., 144A, 6.25%, 10/15/2021		185,000	194,713
Aguila 3 SA, 144A, 7.875%, 1/31/2018		520,000	552,500
Alphabet Holding Co., Inc.:
7.75%, 11/1/2017 (PIK)		110,000	113,713
144A, 7.75%, 11/1/2017 (PIK)		330,000	341,137
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		310,000	310,000
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		434,320	450,607
BE Aerospace, Inc., 6.875%, 10/1/2020		190,000	208,525
Belden, Inc., 144A, 5.5%, 9/1/2022		380,000	375,250
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		265,000	268,975
144A, 7.75%, 3/15/2020		1,365,000	1,525,387
Casella Waste Systems, Inc., 7.75%, 2/15/2019		645,000	664,350
Clean Harbors, Inc., 5.125%, 6/1/2021		265,000	270,300
CNH Capital LLC, 3.25%, 2/1/2017		1,030,000	1,045,450
Covanta Holding Corp., 5.875%, 3/1/2024 (b)		260,000	265,184
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		325,000	346,937
Darling International, Inc., 144A, 5.375%, 1/15/2022		260,000	266,825
DigitalGlobe, Inc., 5.25%, 2/1/2021		155,000	153,450
Ducommun, Inc., 9.75%, 7/15/2018		415,000	465,837
DynCorp International, Inc., 10.375%, 7/1/2017		505,000	527,725
Florida East Coast Railway Corp., 8.125%, 2/1/2017		115,000	120,233
FTI Consulting, Inc.:
6.0%, 11/15/2022		220,000	226,600
6.75%, 10/1/2020		850,000	924,375
Garda World Security Corp., 144A, 7.25%, 11/15/2021		340,000	360,400
GenCorp, Inc., 7.125%, 3/15/2021		770,000	833,525
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		305,000	330,163
7.125%, 3/15/2021		60,000	66,750
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		610,000	646,600
Meritor, Inc.:
6.25%, 2/15/2024		130,000	132,600
6.75%, 6/15/2021		225,000	239,063
10.625%, 3/15/2018		185,000	195,406
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		980,000	1,016,750
8.125%, 2/15/2019		220,000	226,050
Navios South American Logistics, Inc., 9.25%, 4/15/2019		185,000	198,413
Nortek, Inc., 8.5%, 4/15/2021		235,000	263,200
Oshkosh Corp., 144A, 5.375%, 3/1/2022		195,000	199,388
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		325,000	329,875
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		205,000	220,888
7.5%, 10/1/2017		210,000	218,663
Titan International, Inc., 144A, 6.875%, 10/1/2020		745,000	787,837
TransDigm, Inc.:
7.5%, 7/15/2021		405,000	446,512
7.75%, 12/15/2018		380,000	407,075
United Rentals North America, Inc.:
5.75%, 7/15/2018		425,000	455,812
6.125%, 6/15/2023		30,000	31,800
7.375%, 5/15/2020		1,490,000	1,665,075
7.625%, 4/15/2022		350,000	397,687
Watco Companies LLC, 144A, 6.375%, 4/1/2023		165,000	166,650

			19,632,755
Information Technology 7.1%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		125,000	132,031
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,045,000	1,123,375
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		270,000	282,825
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		190,000	202,825
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		535,000	562,419
CDW LLC, 8.5%, 4/1/2019		470,000	517,000
CyrusOne LP, 6.375%, 11/15/2022		110,000	115,775
eAccess Ltd., 144A, 8.25%, 4/1/2018		180,000	195,300
EarthLink Holdings Corp., 7.375%, 6/1/2020		285,000	297,825
Equinix, Inc.:
5.375%, 4/1/2023		765,000	776,475
7.0%, 7/15/2021		250,000	278,125
First Data Corp.:
144A, 6.75%, 11/1/2020		2,235,000	2,413,800
144A, 7.375%, 6/15/2019		280,000	303,450
144A, 8.875%, 8/15/2020		500,000	556,250
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		325,000	344,906
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		85,000	87,975
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		1,180,000	1,295,050
7.625%, 6/15/2021		245,000	276,850
IAC/InterActiveCorp., 4.75%, 12/15/2022		210,000	203,175
Jabil Circuit, Inc., 5.625%, 12/15/2020		315,000	332,325
Micron Technology, Inc., 144A, 5.875%, 2/15/2022		130,000	135,850
NCR Corp.:
144A, 5.875%, 12/15/2021		65,000	69,550
144A, 6.375%, 12/15/2023		165,000	176,550
NXP BV, 144A, 3.75%, 6/1/2018		420,000	424,725
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		675,000	696,938

			11,801,369
Materials 7.6%
Ashland, Inc., 3.875%, 4/15/2018		1,160,000	1,200,600
Berry Plastics Corp.:
9.5%, 5/15/2018		190,000	201,875
9.75%, 1/15/2021		230,000	266,800
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		355,470	382,130
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		220,000	233,750
Clearwater Paper Corp., 7.125%, 11/1/2018		395,000	420,675
Crown Americas LLC, 6.25%, 2/1/2021		55,000	60,225
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		600,000	592,500
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		245,000	267,050
Exopack Holdings SA, 144A, 7.875%, 11/1/2019		320,000	332,800
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		150,000	164,625
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		546,000	562,380
144A, 7.0%, 2/15/2021		546,000	563,745
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		380,000	400,900
144A, 6.875%, 4/1/2022		80,000	86,800
144A, 7.0%, 11/1/2015		201,000	208,256
144A, 8.25%, 11/1/2019		305,000	336,262
Greif, Inc., 7.75%, 8/1/2019		110,000	125,400
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		110,000	113,713
8.875%, 2/1/2018		385,000	401,362
Huntsman International LLC:
8.625%, 3/15/2020		350,000	386,312
8.625%, 3/15/2021		140,000	158,200
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		320,000	281,600
INEOS Group Holdings SA, 144A, 5.875%, 2/15/2019		130,000	133,900
Kaiser Aluminum Corp., 8.25%, 6/1/2020		300,000	339,750
KGHM International Ltd., 144A, 7.75%, 6/15/2019		660,000	697,950
Novelis, Inc., 8.75%, 12/15/2020		1,330,000	1,496,250
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	195,000	316,827
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		270,000	277,088
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		200,000	214,750
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		310,000	320,850
Polymer Group, Inc., 7.75%, 2/1/2019		310,000	331,312
PolyOne Corp., 5.25%, 3/15/2023		225,000	226,688
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		275,000	287,375
144A, 8.25%, 1/15/2021		200,000	206,000

			12,596,700
Telecommunication Services 22.5%
Altice Financing SA:
144A, 6.5%, 1/15/2022		200,000	208,500
144A, 7.875%, 12/15/2019		245,000	267,050
Altice Finco SA, 144A, 9.875%, 12/15/2020		245,000	276,238
B Communications Ltd., 144A, 7.375%, 2/15/2021		330,000	345,675
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		110,000	114,950
Series W, 6.75%, 12/1/2023		520,000	551,200
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		1,610,000	1,754,900
8.75%, 3/15/2018		1,645,000	1,721,081
CPI International, Inc., 8.0%, 2/15/2018		135,000	143,100
Cricket Communications, Inc., 7.75%, 10/15/2020		1,315,000	1,490,881
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		2,037,000	2,154,127
144A, 10.5%, 4/15/2018		260,000	276,250
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	205,750
144A, 8.25%, 9/1/2017		1,625,000	1,690,000
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 *	EUR	529,971	0
Frontier Communications Corp.:
7.125%, 1/15/2023		1,475,000	1,545,062
7.625%, 4/15/2024		115,000	121,900
8.25%, 4/15/2017		357,000	415,013
8.5%, 4/15/2020		110,000	127,050
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		510,000	504,263
7.25%, 10/15/2020		1,235,000	1,343,062
7.5%, 4/1/2021		1,350,000	1,488,375
8.5%, 11/1/2019		620,000	670,375
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		705,000	758,756
144A, 8.125%, 6/1/2023		105,000	114,056
Level 3 Communications, Inc., 8.875%, 6/1/2019		30,000	33,075
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		1,340,000	1,417,050
7.0%, 6/1/2020		415,000	452,350
8.125%, 7/1/2019		215,000	236,500
8.625%, 7/15/2020		180,000	202,275
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		260,000	278,850
7.875%, 9/1/2018		435,000	463,275
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		835,000	801,600
Pacnet Ltd., 144A, 9.0%, 12/12/2018		200,000	210,500
SBA Communications Corp., 5.625%, 10/1/2019		215,000	225,213
SBA Telecommunications, Inc., 8.25%, 8/15/2019		97,000	103,426
Sprint Communications, Inc.:
6.0%, 12/1/2016		2,230,000	2,439,062
9.125%, 3/1/2017		180,000	212,850
Sprint Corp., 144A, 7.125%, 6/15/2024		325,000	341,250
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		130,000	137,313
6.464%, 4/28/2019		395,000	421,663
6.5%, 1/15/2024		130,000	137,800
6.625%, 4/1/2023		285,000	306,375
Telesat Canada, 144A, 6.0%, 5/15/2017		2,560,000	2,656,000
tw telecom holdings, Inc.:
5.375%, 10/1/2022		360,000	367,200
6.375%, 9/1/2023		290,000	310,300
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,575,000	1,683,281
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		535,000	589,837
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		420,000	459,375
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		225,000	248,063
144A, 7.25%, 2/15/2018		280,000	294,700
Windstream Corp.:
6.375%, 8/1/2023		265,000	261,025
7.5%, 4/1/2023		440,000	462,000
7.75%, 10/15/2020		70,000	75,250
7.75%, 10/1/2021		790,000	853,200
7.875%, 11/1/2017		1,710,000	1,957,950
8.125%, 9/1/2018		300,000	320,250
Zayo Group LLC, 8.125%, 1/1/2020		185,000	203,963

			37,450,435
Utilities 3.7%
AES Corp.:
7.75%, 10/15/2015		638,000	701,800
8.0%, 10/15/2017		440,000	521,400
8.0%, 6/1/2020		480,000	564,000
Calpine Corp.:
144A, 7.5%, 2/15/2021		392,000	432,180
144A, 7.875%, 7/31/2020		432,000	482,760
DPL, Inc., 6.5%, 10/15/2016		1,380,000	1,486,950
Enel SpA, 144A, 8.75%, 9/24/2073		540,000	602,100
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		300,000	76,500
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		715,000	757,900
144A, 7.25%, 4/1/2016		315,000	348,075
NRG Energy, Inc., 7.625%, 1/15/2018		210,000	237,300

			6,210,965

Total Corporate Bonds (Cost $180,146,094)			188,988,470
Government & Agency Obligation 0.5%
Other Government Related (c)
VTB Bank OJSC, 144A, 6.315%, 2/22/2018 (Cost $750,000)		750,000	802,313
Loan Participations and Assignments 22.1%
Senior Loans **
Consumer Discretionary 7.3%
Air Distribution Technologies, Inc., First Lien Term Loan, 4.25%, 11/9/2018		410,858	413,426
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		628,417	628,549
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		464,125	467,402
Caesars Entertainment Operating Co., Term Loan B6, 5.489%, 1/26/2018		95,807	91,822
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		320,000	322,602
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		2,390,000	2,418,680
Hilton Worldwide Finance LLC, Term Loan B2, 3.75%, 10/26/2020		722,368	725,807
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		406,512	408,640
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		658,747	662,660
Term Loan B2, 4.25%, 8/7/2019		1,713,313	1,728,818
Polymer Group, Inc., First Lien Term Loan B, 5.25%, 12/19/2019		710,000	716,212
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		910,425	910,425
Tomkins LLC, Term Loan B2, 3.75%, 9/29/2016		2,659,656	2,672,621

			12,167,664
Consumer Staples 3.5%
Albertson's LLC:
Term Loan B1, 4.25%, 3/21/2016		520,847	525,241
Term Loan B2, 4.75%, 3/21/2019		419,828	423,764
Del Monte Foods Co., Term Loan, 4.0%, 3/8/2018		1,022,776	1,024,821
Del Monte Foods, Inc., First Lien Term Loan, 4.25%, 11/6/2020		530,000	531,656
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		1,880,550	1,897,588
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		337,450	336,817
Vogue International, Inc., Term Loan, Zero, 4.25%, 2/14/2020		285,000	286,781
Weight Watchers International, Inc., Term Loan B1, 3.16%, 4/2/2016		877,789	783,427

			5,810,095
Energy 2.1%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		865,000	885,855
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		201,845	201,909
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		1,295,000	1,308,597
Tallgrass Operations LLC, Term Loan B, 4.25%, 11/13/2018		1,044,525	1,054,970

			3,451,331
Financials 0.0%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		466,667	0
Health Care 1.8%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		380,000	383,918
Par Pharmaceutical Companies, Inc., Term Loan B, 4.0%, 9/30/2019		765,332	767,903
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019		1,012,312	1,017,216
Term Loan B, 3.75%, 12/11/2019		858,480	862,953

			3,031,990
Industrials 2.0%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		493,750	498,687
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,542,620	1,551,537
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		1,226,847	1,237,588

			3,287,812
Information Technology 0.7%
First Data Corp., Term Loan, 4.156%, 3/24/2021		1,215,000	1,218,232
Materials 1.3%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.75%, 2/1/2020		1,226,401	1,233,735
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/7/2020		994,987	991,649

			2,225,384
Telecommunication Services 2.8%
Crown Castle International Corp., Term Loan, 3.25%, 1/31/2019		2,933,399	2,940,057
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		39,700	39,750
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020		950,000	954,009
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		673,817	678,029

			4,611,845
Utilities 0.6%
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		967,688	962,849

Total Loan Participations and Assignments (Cost $37,052,345)			36,767,202
Convertible Bond 0.9%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK) (Cost $775,294)		776,436	1,504,112
Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $413,800)		810,000	708,750

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)		12	36,361
Trump Entertainment Resorts, Inc.*		51	0
Vertis Holdings, Inc.*		520	0

			36,361
Industrials 0.0%
Congoleum Corp.*		14,300	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		14,091	10,480
GEO Specialty Chemicals, Inc. 144A*		1,283	954

			11,434

Total Common Stocks (Cost $204,041)			47,795
Preferred Stock 0.4%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $686,783)		717	710,435
Warrants 0.1%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		71,669	52,763
Hercules Trust II, Expiration Date 3/31/2029*		775	6,149

Total Warrants (Cost $124,997)			58,912
Cash Equivalents 4.7%
Central Cash Management Fund, 0.06% (e) (Cost $7,828,294)		7,828,294	7,828,294

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $227,981,648) †		142.7	237,416,283
Other Assets and Liabilities, Net		2.1	3,478,437
Notes Payable		(44.8)	(74,510,000)

Net Assets		100.0	166,384,720

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	USD	466,667	467,631	0
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	EUR	529,971	721,442	0
Hellas Telecommunications Finance*	8.282%	7/15/2015	EUR	294,810	84,504	0
					1,273,577

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2014.

†
The cost for federal income tax purposes was $228,472,885.  At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $8,943,398.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,952,992 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,009,594.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	43,975	36,361	0.02

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At February 28, 2014, the Fund had unfunded loan commitments of $330,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)
Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	330,000	329,175	(825)

At February 28, 2014, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2015	570,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	47,061	(10,161)	57,222
6/21/2010 9/20/2015	650,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	53,666	(17,764)	71,430
12/20/2011 3/20/2017	440,000	2	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	55,628	11,331	44,297
9/20/2012 12/20/2017	525,000	3	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	82,609	29,711	52,898
6/20/2013 9/20/2018	750,000	1	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB+	94,557	40,605	53,952
6/20/2013 9/20/2018	710,000	4	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	113,374	51,721	61,653
6/20/2013 9/20/2018	320,000	2	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	52,285	26,053	26,232
Total unrealized appreciation							367,684

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Bank of America
2	Credit Suisse
3	UBS AG
4	The Goldman Sachs & Co.
As of February 28, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,012,165	EUR	736,500	3/21/2014	4,411	JPMorgan Chase Securities, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	1,505,000	USD	2,068,285	3/21/2014	(9,035)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(h)
Corporate Bonds	$—	$188,988,470	$0	$188,988,470
Government & Agency Obligation	—	802,313	—	802,313
Loan Participations and Assignments	—	36,767,202	0	36,767,202
Convertible Bond	—	—	1,504,112	1,504,112
Preferred Security	—	708,750	—	708,750
Common Stocks(h)
Consumer Discretionary	—	—	36,361	36,361
Industrials	—	—	0	0
Materials	—	—	11,434	11,434
Preferred Stock	—	710,435	—	710,435
Warrants(h)	—	—	58,912	58,912
Short-Term Investments	7,828,294	—	—	7,828,294
Derivatives(i)
Credit Default Swap Contracts	—	367,684	—	367,684
Forward Foreign Currency Exchange Contracts	—	4,411	—	4,411
Total	$7,828,294	$228,522,515	$$1,610,819	$237,961,628
Liabilities
Unfunded Loan Commitment	$—	$(825)	$—	$(825)
Derivatives(i)
Forward Foreign Currency Exchange Contracts	—	(9,035)	—	(9,035)
Total	$—	$(9,860)	$—	$(9,860)

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$367,684	$—
Foreign Exchange Contracts	$—	$(4,624)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2014